Convertible redeemable non-controlling interests and convertible non-controlling interests	12 Months Ended
Dec. 31, 2023
Convertible redeemable non-controlling interests and convertible non-controlling interests
Convertible redeemable non-controlling interests and convertible non-controlling interests

21. Convertible redeemable non-controlling interests and convertible non-controlling interests

Financing transaction of Soda Technology Inc.

Soda Technology Inc. (“Soda”), the Group’s subsidiary, primarily engages in bike and e-bike sharing business through its subsidiaries and VIE. For the years ended December 31, 2020 and 2021, Soda issued Series A preferred shares and B preferred shares (collectively as the “Soda Preferred Shares”) to external investors, including an entity controlled by Softbank (Note 25) and the Group with an aggregate cash consideration of US$1,264,000. As of December 31, 2023, the Group continued to hold the majority of total equity interests in Soda on a fully-diluted basis. Subsequently in February 2024, the Company repurchased all of Soda A-1 preferred shares held by the entity controlled by Softbank, with a total consideration of US$66,664 as determined by a pre-agreed pricing formula. The repurchase would not have any impact on the Group’s consolidated statements of comprehensive income (loss) for the year ending December 31, 2024.

Financing transaction of Voyager Group Inc.

Voyager, the Group’s subsidiary, primarily engages in the development and commercialization of autonomous vehicles through its subsidiaries and VIE. For the years ended December 31, 2020 and 2021, Voyager issued Series A preferred shares and Series B preferred shares (the “Voyager Preferred Shares”) to external investors, including an entity controlled by Softbank (Note 25) and the Group with an aggregate cash consideration of an aggregate amount of US$825,000. In the fourth quarter of 2023, Voyager entered into agreements with investors including the Group, pursuant to which Voyager shall issue Series C preferred shares to an external investor with a cash consideration of US$149,000. As of December 31, 2023, the Series C financing transaction was subject to certain requirements and had not been completed. As of December 31, 2023, the Group continued to hold the majority of total equity interests on a fully diluted basis.

21. Convertible redeemable non-controlling interests and convertible non-controlling interests (Continued)

Financing transaction of City Puzzle Holding Limited

City Puzzle Holdings Limited (“City Puzzle”), the Group’s subsidiary, primarily engages in providing intra-city freight services. For the year ended December 31, 2021, City Puzzle issued Series A and Series A+ preferred shares (collectively as the “City Puzzle Preferred Shares”) to external investors and the Group with an aggregate cash consideration of US$1,340,000. As of December 31, 2023, the Group continued to hold the majority of total equity interests on a fully diluted basis.

The Group determined that the Preferred Shares issued from the financing transactions aforementioned should be classified as mezzanine equity since they are contingently redeemable upon certain events. The convertible redeemable non-controlling interests and convertible non-controlling interests consist of the following:

	Convertible redeemable	Convertible non‑
	non‑controlling interests	controlling interests
	RMB	RMB
Balance as of January 1, 2021	3,345,265	99,851
Issuance of convertible redeemable non-controlling interests and convertible non-controlling interests, net of issuance costs	8,225,007	969,506
Accretion of convertible redeemable non-controlling interests to redemption value	687,617	—
Balance as of December 31, 2021	12,257,889	1,069,357
Accretion of convertible redeemable non-controlling interests to redemption value	898,649	—
Repurchase of convertible redeemable non-controlling interests	(145,962)	—
Balance as of December 31, 2022	13,010,576	1,069,357
Accretion of convertible redeemable non-controlling interests to redemption value	995,685	—
Balance as of December 31, 2023	14,006,261	1,069,357

For the year ended December 31 2022, the Group accounted for the difference between the repurchase price and the carrying value of the repurchased convertible redeemable non-controlling interests pursuant to ASC 810-10-45-21A through 45-24 and recorded the difference of RMB15,764 in additional paid-in capital.